Other Financial Assets - Schedule of Other Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Current	$ 2	$ 1
Non-current	173	168
Other financial assets	175	169
Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	106	88
Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	61	73
Shortfall reserve deposit [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	6	9
Ring fenced amounts to satisfy insurance claims, Cash [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	4	3
Ring fenced amounts to satisfy insurance claims, Money market funds [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	8	15
Bank accounts pledged as security [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	42	43
Other [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	1	3
Trade and other receivables [member]
Disclosure of financial assets [line items]
Other financial assets	$ 8	$ 8